COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE 12: COMMITMENTS AND CONTINGENCIES

Legal and regulatory proceedings

The Company is subject to various routine litigation, legal proceedings, and regulatory matters that arise in the ordinary course of its business. The Company reviews its lawsuits, regulatory matters, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with the loss contingencies applicable accounting guidance. In accordance with such guidance, the Company establishes accruals for such matters when potential losses become probable and can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in the consolidated financial statements.

The Company’s assessment involves significant judgment, given the varying stages of proceedings and the related uncertainty of potential outcomes. In making determinations, the Company considers factors including, but not limited to, the nature of the claims, experience with similar matters, jurisdiction, input from outside counsel, likelihood of alternative resolution, current status, and damages sought or demands made. Estimates may change from time to time, and actual losses could differ from current estimates. As of September 30, 2025 and December 31, 2024, there are no matters for which a reserve is required.

Florida Solar acquisition litigation (Zrallack and RJZ Holdings LLC v. Aurai LLC, ConnectM Florida RE LLC, and Florida Solar Products, Inc.; Florida 19th Judicial Circuit—St. Lucie County)

On February 26, 2024, Robert Zrallack and RJZ Holdings LLC (the “Plaintiffs”) filed suit against Aurai LLC (“Aurai”), ConnectM Florida RE LLC (“ConnectM Florida RE”), and Florida Solar Products, Inc. (“Florida Solar”), each a wholly owned subsidiary of the Company, in the circuit court for the 19th judicial circuit (St. Lucie County, Florida). In this suit, the Plaintiffs allege various contract claims arising out of a transaction under which Aurai acquired Florida Solar from Mr. Zrallack in 2022 and ConnectM Florida RE acquired certain real estate from RJZ Holdings LLC in 2022 from which Florida Solar operates.

Specifically, the Plaintiffs allege breach of the stock purchase agreement and certain promissory notes in connection with the purchase of Florida Solar and the related real estate, as well as breach of a services agreement with Mr. Zrallack.

The ConnectM subsidiaries successfully moved to compel arbitration and asserted counterclaims against the Plaintiffs for breach of contract, fraudulent inducement, fraudulent misrepresentation, negligent misrepresentation, and unjust enrichment in connection with the underlying sale.

In September 2025, the arbitrator issued a ruling adverse to the ConnectM subsidiaries, finding in favor of the Plaintiffs on certain claims related to the purchase agreements and related obligations. The ConnectM subsidiaries have filed post-arbitration motions. ConnectM and its subsidiaries are evaluating their legal options, including potentially seeking judicial relief from the arbitration award, and have taken a reserve of $880,000.

Employment agreement settlement and related equity issuance (January 2025)

In January 2025, the Company entered into a settlement agreement related to a dispute on an employment agreement under which the Company is required to issue 26,087 shares of the Company’s common stock to an individual promptly within seven-days of the execution of the agreement unless the individual has revoked the agreement as permitted. As per the terms of the existing settlement agreement, the individual is provided a one-time adjustment payable in case on the reset date if the reset price is less than $1.15, then the Company owes the individual an amount equal to the product of (a) $1.15 less than VWAP of the Company’s common stock for the five trading days preceding the reset date and (b) the 26,087 shares of the Company’s common stock. The reset date is the later of (a) ninety days from the date of the agreement or (b) the date that the registration statement is declared effective. As of the date these consolidated financial statements were issued, the shares of the Company’s common stock have not yet been issued as the individual’s legal counsel’s opinion is pending.

NOTE 19: COMMITMENTS AND CONTINGENCIES

Legal and regulatory proceedings:

The Company is subject to various routine litigation, legal proceedings, and regulatory matters, that arise in the ordinary course of its business. The Company reviews its lawsuits, regulatory matters, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with the loss contingencies accounting guidance. In accordance with such guidance, the Company establishes accruals for such matters when potential losses become probable and can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in the consolidated financial statements

The Company accrues for potential liability arising from legal proceedings and regulatory matters when it is probable that such liability has been incurred and the amount of the loss can be reasonably estimated. This determination is based upon currently available information for those proceedings in which the Company is involved, taking into account its best estimate of such losses for those cases for which such estimates can be made. The Company’s estimate involve significant judgement, given the varying stages of proceedings (including issues regarding class certification and the scope of many of the claims), and the related uncertainty of the potential outcomes of these proceedings.

In making determinations of the likely outcome of pending litigation, the Company considers many factors, including, but not limited to, the nature of the claims, the Company’s experience with similar types of claims, the jurisdiction in which the matter is filed, input from outside legal counsel, the likelihood of resolving the matter through alternative mechanisms, the matter’s current status and the damages sought or demands made. Accordingly, the Company’s estimate will change from time to time, and actual losses could be more or less than the current estimate. As of December 31, 2024 and 2023, there are no matters for which a reserve is required to be established.

On February 26, 2024, a suit was filed against the Company alleging various contract claims arising out of a business the Company acquired in 2022 and certain real estate from which the Company operates, including breach of the stock purchase agreement and certain promissory notes in connection with the business acquisition as well as breach of a services agreement with the seller of the business. The Company believes the claims have no merit and plans to assert counterclaims. As of December 31, 2024, the case was in arbitration.

In January 2025, the Company entered into a settlement agreement related to a dispute on an employment agreement under which the Company is required to issue 26,087 shares of the Company’s common stock to an individual promptly within seven-days of the execution of the agreement unless the individual has revoked the agreement as permitted. As per the terms of the existing settlement agreement, the individual is provided a one-time adjustment payable in case on the reset date if the reset price is less than $1.15, then the Company owes the individual an amount equal to the product of (a) $1.15 less than VWAP of the Company’s common stock for the five trading days preceding the reset date and (b) the 26,087 shares of the Company’s common stock. The reset date is the later of (a) ninety days from the date of the agreement or (b) the date that the registration statement is declared effective. As of the date these consolidated financial statements were issued, the shares of the Company’s common stock have not yet been issued as the individual’s legal counsel’s opinion is pending.

Settlement of vendor obligations through issuance of shares of the Company’s common stock with make - whole provision:

Extinguishment of Vendor Obligations:

On September 24, 2024, the Company entered into a conversion agreement with a vendor in which the Company converted the outstanding obligations owed to the vendor into shares of the Company’s common stock at a conversion price of $2.00 per share with a one-time share reset adjustment (see Note 14), subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for the vendor. In connection with this agreement, approximately $539,000 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 269,648 shares of the Company’s common stock (see Note 12).

On November 13, 2024, the Company entered into a debt conversion agreement with a vendor in which the Company converted the outstanding obligations owed to the vendor into shares of the Company’s common stock at a conversion price of $1.25 per share with a one-time consideration adjustment (see Note 14). In connection with this agreement, approximately $170,000 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 136,000 shares of the Company’s common stock (see Note 12).

On December 27, 2024, the Company entered into a debt conversion agreement with a vendor in which the Company converted the outstanding obligations owed to the vendor into shares of the Company’s common stock at a conversion price of $1.25 per share with a one-time consideration adjustment (see Note 14). In connection with this agreement, approximately $258,000 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 206,234 shares of the Company’s common stock (see Note 12).

Settlement Agreement: The Company entered into a capital markets advisory agreement in June 2024 and subsequent amendment in July 2024 whereby the Company would pay the capital market advisor $600,000 as consideration for services provided in connection with the Business Combination. The Company made cash payments totaling $75,000 during June 2024. On October 2, 2024, the Company entered into a settlement agreement with a capital market advisor, pursuant to which the Company was required to make cash payments for the unpaid balance totaling $525,000 and issue 125,000 shares of the Company’s common stock as additional consideration. The initial consideration of $600,000 were for services directly attributable to the Business Combination and reflected as offering costs that were recorded as a reduction to additional paid-in capital at closing of the Business Combination. On October 2, 2024, the Company issued 125,000 shares of the Company’s common stock with a fair value of $133,750, as determined on the issuance date using the reported closing share price and recorded the additional consideration as a component of selling, general and administrative expenses on the accompanying consolidated statements of operations and comprehensive loss. As of December 31, 2024, there were no amounts outstanding under this settlement agreement to the capital market advisor.

Retirement plan:

The Company maintains a defined contribution plan under Section 401(k) of the Internal Revenue Code and a defined contribution plan for employee’s individual retirement arrangements (IRA’s). Employees may contribute between 1% and 100% of their wages, subject to the IRS limitations. The Company has elected to make matching contributions of 100% of the first 3% of an employee’s compensation for both defined contribution plans. For the years ended December 31, 2024 and 2023, the Company contributed approximately $76,000 and $77,000, respectively.